Bank Premises and Equipment (Tables)	12 Months Ended
Dec. 31, 2016
Property, Plant and Equipment [Abstract]
Premises and Equipment

At December 31, 2016 and 2015, bank premises and equipment are as follows:

(Dollars in thousands)	2016	2015
Land	$2,315	$2,906
Buildings	9,517	10,789
Furniture, fixtures, and equipment	8,184	8,742
Leasehold improvements	1,432	1,212
Construction in progress	89	18

Total cost	21,537	23,667
Less accumulated depreciation	(10,463)	(9,674)

Net book value of bank premises and equipment	11,074	13,993
Assets held for sale	1,894	—

Total bank premises and equipment	$12,968	$13,993

Schedule of Future Minimum Rental Payments of Operating Leases

The following summary reflects the future minimum rental payments by year under Mid Penn’s operating leases as of December 31, 2016, including a breakdown of the sublease rental income and future minimum payments owed to related parties.

(Dollars in thousands)	Lease Obligation	Sublease Rental Income	Net Rental Expense
2017	$1,121	$74	$1,047
2018	1,115	79	1,036
2019	1,116	81	1,035
2020	793	81	712
2021	582	20	562
thereafter	5,666	—	5,666

	$10,393	$335	$10,058